Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	$ 30	$ 30
Additions	16
Accumulated Amortization	(15)	(13)
Balance at December 31	31	17
Goodwill [Roll Forward]
Balance at January 1,	180	162
Translation	2	18
Gross carrying amount	481	479
Accumulated impairment losses	(299)	(299)
Balance at December 31,	182	180
Continental Africa [Member]
Goodwill [Roll Forward]
Balance at January 1,	11	11
Translation	0	0
Gross carrying amount	310	310
Accumulated impairment losses	(299)	(299)
Balance at December 31,	11	11
Australasia [Member]
Goodwill [Roll Forward]
Balance at January 1,	151	133
Translation	2	18
Gross carrying amount	153	151
Accumulated impairment losses	0	0
Balance at December 31,	153	151
Americas [Member]
Goodwill [Roll Forward]
Balance at January 1,	18	18
Translation	0	0
Gross carrying amount	18	18
Accumulated impairment losses	0	0
Balance at December 31,	18	18
Software and Licences
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	0	0
Additions	16
Accumulated Amortization	0	0
Balance at December 31	16	0
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization expenses	0	0	0
2012	0
2013	3
2014	5
2015	5
2016	3
Royalty Rate Concession Agreement
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	30	30
Additions	0
Accumulated Amortization	(15)	(13)
Balance at December 31	15	17
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization expenses	2	2	2
2012	2
2013	2
2014	2
2015	2
2016	$ 2
Ghana [Member] | Royalty Rate Concession Agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite Lived Intangible Assets Royalty Concession Percentage Rate	3.00%
Finite-Lived Intangible Assets, Useful Life [Years]	15